Intangible Assets, Net - Summary of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Less: Accumulated amortization	¥ (3,963)		¥ (3,361)
Intangible assets, net	1,211	$ 186	1,176
Computer Software
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	4,394		3,757
License
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 780		¥ 780